Supplemental Guarantor Information Condensed Consolidating Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	$ 208.0	$ 223.0	$ 317.4	$ 214.7	$ 423.7
Capital expenditures	(8.8)	(8.3)	(41.4)	(45.7)	(41.5)
Payments for Hedge, Investing Activities			0	6.6	78.2
Premium payments on interest rate cap agreements			(0.3)	(3.7)	(5.9)
Net cash used in investing activities	(8.8)	(8.3)	(41.7)	(56.0)	(125.4)
Proceeds from borrowings under revolving credit facility	0	148.0	289.0	1,295.0	770.8
Repayments of borrowings under revolving credit facility	0	(148.0)	(289.0)	(1,483.2)	(1,074.1)
Repayments of long-term debt	(40.0)	(201.0)	(201.0)	(132.0)	(16.5)
Proceeds from issuance of long-term debt	0	135.7	135.7	1,175.0	500.0
Payments to extinguish long-term debt	(53.1)	(136.9)	(243.2)	(1,175.0)	(518.6)
Payments of debt financing costs	0	(1.9)	(2.1)	(26.3)	(14.3)
Net change in accounts payable-inventory financing	3.7	(74.0)	(29.5)	250.5	3.2
Net cash provided by (used in) financing activities	(89.5)	(278.4)	(338.0)	(95.4)	(350.1)
Effect of exchange rate changes on cash and cash equivalents	(0.5)	0.3	0.3	0	0.4
Net increase (decrease) in cash and cash equivalents	109.2	(63.4)	(62.0)	63.3	(51.4)
Cash and cash equivalents - beginning of period	37.9	99.9	99.9	36.6	88.0
Cash and cash equivalents - end of period	147.1	36.5	37.9	99.9	36.6
Parent Guarantor [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures	0	0	0	0	0
Payments for Hedge, Investing Activities				0	0
Premium payments on interest rate cap agreements			0	0	0
Other investing activities					0
Net cash used in investing activities	0	0	0	0	0
Proceeds from borrowings under revolving credit facility		0	0	0	0
Repayments of borrowings under revolving credit facility		0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Proceeds from issuance of long-term debt		0	0	0	0
Payments to extinguish long-term debt	0	0	0	0	0
Payments of debt financing costs			0	0	0
Net change in accounts payable-inventory financing	0	0	0	0	0
Advances to (from) affiliates	0	0	0	0	0
Other financing activities	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents - beginning of period	0	0	0	0	0
Cash and cash equivalents - end of period	0	0	0	0	0
Subsidiary Issuer [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	9.7	(10.0)	(204.3)	(93.8)	(245.6)
Capital expenditures	(7.8)	(2.8)	(27.0)	(33.4)	(31.4)
Payments for Hedge, Investing Activities				6.6	78.2
Premium payments on interest rate cap agreements			(0.3)	(3.7)	(5.9)
Other investing activities					0.2
Net cash used in investing activities	(7.8)	(2.8)	(27.3)	(43.7)	(115.3)
Proceeds from borrowings under revolving credit facility		148.0	289.0	1,295.0	770.8
Repayments of borrowings under revolving credit facility		(148.0)	(289.0)	(1,483.2)	(1,074.1)
Repayments of long-term debt	(40.0)	(201.0)	(201.0)	(132.0)	(16.5)
Proceeds from issuance of long-term debt		135.7	135.7	1,175.0	500.0
Payments to extinguish long-term debt	(53.1)	(136.9)	(243.2)	(1,175.0)	(500.0)
Payments of debt financing costs			(2.1)	(26.3)	(14.3)
Net change in accounts payable-inventory financing	0	0	0	0	0
Advances to (from) affiliates	166.7	167.7	486.0	552.6	640.8
Other financing activities	(0.1)	(2.2)	2.1	0.6	(0.5)
Net cash provided by (used in) financing activities	73.5	(36.7)	177.5	206.7	306.2
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	75.4	(49.5)	(54.1)	69.2	(54.7)
Cash and cash equivalents - beginning of period	48.0	102.1	102.1	32.9	87.6
Cash and cash equivalents - end of period	123.4	52.6	48.0	102.1	32.9
Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	171.7	250.9	514.2	327.5	665.2
Capital expenditures	(1.0)	(5.4)	(14.0)	(10.6)	(9.9)
Payments for Hedge, Investing Activities				0	0
Premium payments on interest rate cap agreements			0	0	0
Other investing activities					0
Net cash used in investing activities	(1.0)	(5.4)	(14.0)	(10.6)	(9.9)
Proceeds from borrowings under revolving credit facility		0	0	0	0
Repayments of borrowings under revolving credit facility		0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Proceeds from issuance of long-term debt		0	0	0	0
Payments to extinguish long-term debt	0	0	0	0	(18.6)
Payments of debt financing costs			0	0	0
Net change in accounts payable-inventory financing	3.7	(74.0)	(29.5)	250.5	3.2
Advances to (from) affiliates	(166.5)	(167.8)	(486.5)	(552.7)	(639.2)
Other financing activities	0	0	0	0	(0.1)
Net cash provided by (used in) financing activities	(162.8)	(241.8)	(516.0)	(302.2)	(654.7)
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	7.9	3.7	(15.8)	14.7	0.6
Cash and cash equivalents - beginning of period	0	15.8	15.8	1.1	0.5
Cash and cash equivalents - end of period	7.9	19.5	0	15.8	1.1
Non-Guarantor Subsidiaries [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	7.1	8.2	1.3	(0.3)	4.4
Capital expenditures	0	(0.1)	(0.4)	(1.7)	(0.2)
Payments for Hedge, Investing Activities				0	0
Premium payments on interest rate cap agreements			0	0	0
Other investing activities					0
Net cash used in investing activities	0	(0.1)	(0.4)	(1.7)	(0.2)
Proceeds from borrowings under revolving credit facility		0	0	0	0
Repayments of borrowings under revolving credit facility		0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Proceeds from issuance of long-term debt		0	0	0	0
Payments to extinguish long-term debt	0	0	0	0	0
Payments of debt financing costs			0	0	0
Net change in accounts payable-inventory financing	0	0	0	0	0
Advances to (from) affiliates	(0.2)	0.1	0.5	0.1	(1.6)
Other financing activities	0	0	0	0	0
Net cash provided by (used in) financing activities	(0.2)	0.1	0.5	0.1	(1.6)
Effect of exchange rate changes on cash and cash equivalents	(0.5)	0.3	0.3	0	0.4
Net increase (decrease) in cash and cash equivalents	6.4	8.5	1.7	(1.9)	3.0
Cash and cash equivalents - beginning of period	9.8	8.1	8.1	10.0	7.0
Cash and cash equivalents - end of period	16.2	16.6	9.8	8.1	10.0
Co-Issuer [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	0	0	0	0	0
Capital expenditures	0	0	0	0	0
Payments for Hedge, Investing Activities				0	0
Premium payments on interest rate cap agreements			0	0	0
Other investing activities					0
Net cash used in investing activities	0	0	0	0	0
Proceeds from borrowings under revolving credit facility		0	0	0	0
Repayments of borrowings under revolving credit facility		0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Proceeds from issuance of long-term debt		0	0	0	0
Payments to extinguish long-term debt	0	0	0	0	0
Payments of debt financing costs			0	0	0
Net change in accounts payable-inventory financing	0	0	0	0	0
Advances to (from) affiliates	0	0	0	0	0
Other financing activities	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents - beginning of period	0	0	0	0	0
Cash and cash equivalents - end of period	0	0	0	0	0
Consolidating Adjustments [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	19.5	(26.1)	6.2	(18.7)	(0.3)
Capital expenditures	0	0	0	0	0
Payments for Hedge, Investing Activities				0	0
Premium payments on interest rate cap agreements			0	0	0
Other investing activities					0
Net cash used in investing activities	0	0	0	0	0
Proceeds from borrowings under revolving credit facility		0	0	0	0
Repayments of borrowings under revolving credit facility		0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Proceeds from issuance of long-term debt		0	0	0	0
Payments to extinguish long-term debt	0	0	0	0	0
Payments of debt financing costs			0	0	0
Net change in accounts payable-inventory financing	0	0	0	0	0
Advances to (from) affiliates	0	0	0	0	0
Other financing activities	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	19.5	(26.1)	6.2	(18.7)	(0.3)
Cash and cash equivalents - beginning of period	(19.9)	(26.1)	(26.1)	(7.4)	(7.1)
Cash and cash equivalents - end of period	(0.4)	(52.2)	(19.9)	(26.1)	(7.4)
Consolidated [Member]
Supplemental Guarantor Information [Line Items]
Net cash provided by (used in) operating activities	208.0	223.0	317.4	214.7	423.7
Capital expenditures	(8.8)	(8.3)	(41.4)	(45.7)	(41.5)
Payments for Hedge, Investing Activities				6.6	78.2
Premium payments on interest rate cap agreements			(0.3)	(3.7)	(5.9)
Other investing activities					0.2
Net cash used in investing activities	(8.8)	(8.3)	(41.7)	(56.0)	(125.4)
Proceeds from borrowings under revolving credit facility		148.0	289.0	1,295.0	770.8
Repayments of borrowings under revolving credit facility		(148.0)	(289.0)	(1,483.2)	(1,074.1)
Repayments of long-term debt	(40.0)	(201.0)	(201.0)	(132.0)	(16.5)
Proceeds from issuance of long-term debt		135.7	135.7	1,175.0	500.0
Payments to extinguish long-term debt	(53.1)	(136.9)	(243.2)	(1,175.0)	(518.6)
Payments of debt financing costs			(2.1)	(26.3)	(14.3)
Net change in accounts payable-inventory financing	3.7	(74.0)	(29.5)	250.5	3.2
Advances to (from) affiliates	0	0	0	0	0
Other financing activities	(0.1)	(2.2)	2.1	0.6	(0.6)
Net cash provided by (used in) financing activities	(89.5)	(278.4)	(338.0)	(95.4)	(350.1)
Effect of exchange rate changes on cash and cash equivalents	(0.5)	0.3	0.3	0	0.4
Net increase (decrease) in cash and cash equivalents	109.2	(63.4)	(62.0)	63.3	(51.4)
Cash and cash equivalents - beginning of period	37.9	99.9	99.9	36.6	88.0
Cash and cash equivalents - end of period	$ 147.1	$ 36.5	$ 37.9	$ 99.9	$ 36.6